Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of ordinary shares - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable Class A [Member]
Numerator:
Allocation of net loss	$ (1,645,607)	$ (624,726)
Denominator:
Weighted-average shares outstanding	4,836,700	4,229,692
Basic net loss per share	$ (0.34)	$ (0.15)
Class B and Non-redeemable Class B [Member]
Numerator:
Allocation of net loss	$ (608,167)	$ (247,392)
Denominator:
Weighted-average shares outstanding	1,787,500	1,674,958
Basic net loss per share	$ (0.34)	$ (0.15)